Cash (Details) - Schedule of net cash flows from operating activities - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Net Cash Flows From Operating Activities Abstract
Loss after income tax	$ (14,903,909)	$ (11,372,799)	$ (4,697,636)
Non-cash based expenses(income):
Share based payments	1,464,550	600,043	565,448
Depreciation and amortisation			36,542
Non-cash expense for investor relation services		3,781,344
Release of Gameday reserve of sales refund		(15,484)
Non-cash expense for annual leave	(594,394)	91,354	97,221
Changes in net assets and liabilities:
Decrease/(increase) in receivables	(92,320)	214,903	(315,484)
Decrease/(increase) in inventory		183,159	(30,355)
Decrease in other current assets	53,447	172	2,928
(Increase)/decrease in trade and other payables	1,111,080	(291,311)	464,223
Decrease in other liabilities	154,173	(101,161)	(30,221)
Cash flows used in operations	$ (12,807,373)	$ (6,909,780)	$ (3,907,334)